Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Revenue Composition	Revenue composition

	2013	2012	2011
Goods	4,766	4,346	4,170
Patents and licenses	49	12	24

	4,815	4,358	4,194

Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2013	2012	2011
Depreciation of property, plant and equipment	246	247	290
Amortization of internal use software	32	24	10
Amortization of identified intangible assets	236	262	291

	514	533	591

Financial Income and Expense

Financial income and expense

	2013	2012	2011
Interest income	3	4	5
Interest expense	(182)	(270)	(312)

Total interest expense, net	(179)	(266)	(307)
Net gain (loss) on extinguishment of debt	(114)	(161)	(32)
Foreign exchange rate results	62	28	128
Miscellaneous financing costs/income, net	(43)	(38)	(46)

Total other financial income and expense	(95)	(171)	50

Total	(274)	(437)	(257)

Earnings Per Share

Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2013	2012	2011
Income (loss) from continuing operations	415	(53)	2
Less: Net income (loss) attributable to non-controlling interests	67	63	46

Income (loss) from continuing operations attributable to stockholders	348	(116)	(44)
Income (loss) from discontinued operations attributable to stockholders	—	1	434

Net income (loss) attributable to stockholders	348	(115)	390
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands)	248,526	248,064	248,812
Plus incremental shares from assumed conversion of:
Options	5,004	—	—
Restricted Share Unites, Performance Share Units and Equity Rights	1,520	—	—

Dilutive potential common share	6,524	—	—
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands) 1)	255,050	248,064	248,812

Basic EPS attributable to stockholders in $:
Income (loss) from continuing operations	1.40	(0.46)	(0.17)
Income (loss) from discontinued operations	—	—	1.74

Net income (loss)	1.40	(0.46)	1.57

Diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	1.36	(0.46)	(0.17)
Income (loss) from discontinued operations	—	—	1.74

Net income (loss)	1.36	(0.46)	1.57

1)	In 2013, 10,609,942 securities (2012: 32,394,794 securities; 2011: 27,789,634 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPSs because the effect would have been anti-dilutive for the period presented.

Receivables, Net	Receivables, net Accounts receivable are summarized as follows:

	2013	2012
Accounts receivable from third parties	504	463
Allowance for doubtful accounts	(3)	(4)
Other receivables	41	51

	542	510

Inventories, Net	Inventories, net Inventories are summarized as follows:

	2013	2012
Raw materials	59	70
Work in process	597	515
Finished goods	84	130

	740	715

Property, Plant and Equipment, Net

Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2013	2012
Land		60	59
Buildings	9 to 50	441	452
Machinery and installations	2 to 10	1,336	1,338
Other Equipment	1 to 5	165	186
Prepayments and construction in progress		88	68

		2,090	2,103
Less accumulated depreciation		(1,042)	(1,033)

Property, plant and equipment, net of accumulated depreciation		1,048	1,070

Accumulated Other Comprehensive Income (Loss), Net of Tax

Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Changes in fair value cash flow hedges	Net actuarial gain/(losses)	Accumulated Other Comprehensive Income (loss)
As of December 31, 2010	—	525	—	13	538
2011 other comprehensive income (loss)	(203)	(21)	—	9	(215)

As of December 31, 2011	(203)	504	—	22	323
2012 other comprehensive income (loss)	18	10	—	(51)	(23)

As of December 31, 2012	(185)	514	—	(29)	300
2013 other comprehensive income (loss)	68	(27)	(4)	10	47

As of December 31, 2013	(117)	487	(4)	(19)	347

Cash Flow Information

Cash Flow Information

	For the years ended December 31,
	2013	2012	2011
Net cash paid during the period for:
Interest	174	292	301
Income taxes	34	28	25

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	6	31	30
Book value of these assets	(4)	(12)	(40)
Non-cash gains (losses)	—	1	—

	2	20	(10)

Non-cash financing information:
Exchange of Term Loan C for Term Loan D	400	—	—

Other items:
Other items consists of the following non-cash element in income:
Non-cash interest cost due to applying effective interest method	2	22	18